Shareholder Report, Line Graph (Details) - USD ($)			9 Months Ended	12 Months Ended		21 Months Ended	24 Months Ended	33 Months Ended	36 Months Ended	45 Months Ended	48 Months Ended	57 Months Ended	60 Months Ended	69 Months Ended	72 Months Ended	81 Months Ended	84 Months Ended	93 Months Ended	96 Months Ended	105 Months Ended	108 Months Ended	120 Months Ended
	Apr. 07, 2017	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
Empower Mid Cap Value Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name				Empower Mid Cap Value Fund (Institutional Class/MXKJX)
Accumulated Value		$ 10,000			$ 12,076.00		$ 14,183.26		$ 12,481.27		$ 15,077.37		$ 15,080.39		$ 19,714.59		$ 17,440.99		$ 20,149.55		$ 23,386.34	$ 25,418.80
Empower Mid Cap Value Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name				Empower Mid Cap Value Fund (Investor Class/MXMVX)
Accumulated Value		10,000			12,029.00		14,072.73		12,341.78		14,870.61		14,820.05		19,291.26		17,022.90		19,601.87		22,675.17	24,562.32
Empower S&P Mid Cap 400 Index Fund - Class L
Account Value [Line Items]
Line Graph and Table Measure Name				Empower S&P Mid Cap 400® Index Fund (Class L/MXBUX)
Accumulated Value	$ 10,000		$ 11,210.00			$ 9,892.83		$ 12,379.88		$ 14,004.12		$ 17,324.50		$ 14,943.47		$ 17,257.11		$ 19,494.78		$ 20,799.56
Empower S&P Mid Cap 400® Index Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name				Empower S&P Mid Cap 400® Index Fund (Institutional Class/MXNZX)
Accumulated Value		10,000			12,043.00		13,975.90		12,407.81		15,628.87		17,737.21		22,073.95		19,164.09		22,265.02		25,296.87	27,157.16
Empower S&P Mid Cap 400® Index Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name				Empower S&P Mid Cap 400® Index Fund (Investor Class/MXMDX)
Accumulated Value		10,000			11,996.00		13,872.17		12,268.55		15,395.80		17,412.66		21,593.43		18,667.80		21,609.59		24,477.42	26,175.39
Empower T. Rowe Price Mid Cap Growth Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name				Empower T. Rowe Price Mid Cap Growth Fund (Institutional Class/MXYKX)
Accumulated Value		10,000			10,647.00		13,307.69		13,042.86		17,181.36		21,394.23		24,658.99		19,119.78		23,009.95		25,148.55	25,980.58
Empower T. Rowe Price Mid Cap Growth Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name				Empower T. Rowe Price Mid Cap Growth Fund (Investor Class/MXMGX)
Accumulated Value		10,000			10,618.00		13,211.98		12,904.14		16,940.55		21,024.92		24,142.92		18,639.88		22,352.84		24,375.98	25,104.80
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000® Index
Accumulated Value	10,000	10,000	11,489.00		11,273.51	10,886.77	13,655.67	14,263.74	12,939.87	17,243.12	16,953.70	21,667.90	20,494.95	17,506.16	25,754.18	22,050.21	20,807.59	27,299.87	26,208.58	31,980.55	32,448.26	38,011.66
Russell Midcap® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Value Index
Accumulated Value		10,000			11,999.74		13,601.02		11,929.50		15,157.87		15,910.40		20,419.07		17,962.22		20,245.96		22,892.11	25,421.45
S&P MidCap 400® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400® Index
Accumulated Value	$ 10,000	10,000	$ 11,258.00		12,073.85	$ 10,010.21	14,035.13	$ 12,632.88	12,479.53	$ 14,358.42	15,749.16	$ 17,913.54	17,900.36	$ 15,573.93	22,332.46	$ 18,133.85	19,415.71	$ 20,659.65	22,607.11	$ 22,209.40	25,755.98	27,688.02
Russell Midcap® Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap® Growth Index
Accumulated Value		$ 10,000			$ 10,732.86		$ 13,444.83		$ 12,806.12		$ 17,348.41		$ 23,522.10		$ 26,516.04		$ 19,430.70		$ 24,456.81		$ 29,862.53	$ 32,447.72